[LOGO OF USAA]
   USAA(R)

                  USAA FLORIDA TAX-FREE
                         MONEY MARKET Fund

                            [GRAPHIC OF USAA FLORIDA TAX-FREE MONEY MARKET FUND]

       A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    MARCH 31, 2003

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                     "

                                            AS THE GEOPOLITICAL

[PHOTO OF CHRISTOPHER W. CLAUS]             UNCERTAINTY UNWINDS,

                                       WE AT USAA EXPECT THE ECONOMY

                                        TO REGAIN SOME MOMENTUM ....

                                                     "
--------------------------------------------------------------------------------

                 At USAA, we remain proud and honored to serve our members, many of whom have served or are serving our nation in all corners of the world. The nation's worst fears about the war in Iraq have not been realized, and we are grateful.

                 American investors also appear to be relieved. In the days leading up to the war, they flocked to the relative safety of the Treasury market. However, as war fears waned, they became less willing to pay a premium for Treasury securities.

                 As the geopolitical uncertainty unwinds, we at USAA expect the economy to regain some momentum during the latter half of the year.

                 Over the last year and a half, interest rates fell to near-historic lows. In the coming months, we believe the Federal Reserve Board will continue to support the economy by maintaining its accommodative monetary policy. We also expect the federal government to pass some kind of tax-cut package. Once the economy demonstrates it's on the road to recovery, it would be reasonable to expect interest rates to begin to rise.

                 Around the country, state and municipal governments are also facing budget challenges. Many have spent a significant amount of money on homeland security issues. At the same time, they have seen a decrease in their overall tax revenues, including

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 income, capital gains, and usage taxes. Nevertheless, the potential problems, while demanding, should be manageable.

                 At USAA, we will continue to work hard on your behalf and remain focused on providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. Our goal is to deliver one of the best values in the marketplace - without excessive fees, sales loads, or contractual plans and with below-average expense ratios. As always, we're here to serve you with our proven and market-tested portfolio management team, track record, USAA's world-class service, and pure no-load mutual funds.

                 Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for your trust and support.
                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                         1

FINANCIAL INFORMATION

    Distributions to Shareholders                                  7

    Independent Auditors' Report                                   8

    Portfolio of Investments                                       9

    Notes to Portfolio of Investments                             15

    Financial Statements                                          16

    Notes to Financial Statements                                 19

DIRECTORS' INFORMATION                                            27

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA FLORIDA TAX-FREE MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in high-quality Florida tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value of $1.*

                 * AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
                   GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
                                        3/31/03                   3/31/02
--------------------------------------------------------------------------------
Net Assets                           $125.5 Million            $128.2 Million
Net Asset Value Per Share                $1.00                     $1.00

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/03
--------------------------------------------------------------------------------
 1 YEAR         5 YEARS          SINCE INCEPTION ON 10/1/93          7-DAY YIELD
 1.00%           2.58%                     2.82%                         0.82%

                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                             7-DAY YIELD COMPARISON
--------------------------------------------------------------------------------

      [CHART OF 7-DAY YIELD COMPARISON]

                  USAA FLORIDA
                 TAX-FREE MONEY
                   MARKET FUND             iMONEYNET AVERAGE
                 --------------            -----------------
 3/25/2002            1.08%                      0.92%
 4/29/2002            1.29                       1.08
 5/20/2002            1.26                       1.01
 6/24/2002            1.17                       0.84
 7/29/2002            1.09                       0.82
 8/26/2002            1.01                       0.72
 9/30/2002            1.14                       0.97
10/28/2002            1.29                       1.10
11/25/2002            0.99                       0.71
12/30/2002            1.04                       0.80
 1/27/2003            0.68                       0.49
 2/24/2003            0.75                       0.52
 3/31/2003            0.82                       0.55

                [END CHART]

                      DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 3/31/03.

                 The graph tracks the Fund's Seven-day yield against iMoneyNet, Inc. State Specific SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF REGINA G. SHAFER]  Regina G. Shafer, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2002, TO MARCH 31, 2003?

                 The USAA Florida Tax-Free Money Market Fund performed well for the 12 months ending March 31, 2003. For that time period, iMoneyNet, Inc. ranked the Fund 26 out of 189 state-specific tax-exempt money market funds. The Fund had a return of 1.00%, and the average return for the category over the same period was 0.76%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 The U.S. economy has been slower to recover than many predicted. Consumer confidence slipped during the period, and a job recovery did not materialize. Rising geopolitical risk added to the climate of uncertainty. With inflation under control, the Federal Reserve Board remained supportive of the economy and cut rates again, easing the federal funds rate (the interest rate charged to banks for overnight loans) to 1.25%.

                 Interest rates moved down more than 1% for one-year tax-exempt notes. In April 2002, the rate stood at 2.15%; it ended the quarter at 1.11%. Similar downward trends were seen in the yields of commercial paper and variable-rate demand notes (VRDNs).

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 2 FOR THE IMONEYNET, INC. DEFINITION.

4

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 VRDNs are short-term issues with a demand feature that provides the owner with the option of selling the bond back to the issuer at par value (100% of face value) with a notice of seven days or less. On January 8, 2003, the interest rate of weekly VRDNs hit a record low of 0.95%.

WHAT ARE THE CONDITIONS IN THE STATE OF FLORIDA?

                 Despite current economic conditions, Florida's service-based economy remains resilient. Though tax revenues in fiscal 2003 are expected to be down slightly from fiscal 2002, the reduction should be negligible. Florida completed fiscal 2002 with a budget surplus and expects the same for 2003. Florida's strong credit ratings are Aa2, AA+, and AA by Moody's Investors Service, Standard & Poor's Ratings, and Fitch Ratings, respectively.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 As always, my goal is to maximize yield while maintaining your Fund's safety and liquidity. To this end, a large portion of the Fund is held in VRDNs, which provide share-price stability and give me the flexibility to move selectively into longer-term securities when they are attractive. In addition, I continued to buy commercial paper and longer-term notes when I believed they would add value. As always, your credit research team assessed the creditworthiness of each issue purchased in the Fund.

WHAT IS THE OUTLOOK?

                 In the near term, I expect the economic recovery to remain slow. I also believe that interest rates in the market could continue to trend downward and inflation should remain relatively tame until there are more positive economic signs, such as increased manufacturing production or a job recovery. As the rebuilding effort continues in Iraq, I believe we could see the recovery begin to accelerate.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                                  PORTFOLIO MIX
                                     3/31/03

        [PIE CHART OF PORTFOLIO MIX]

Fixed-Rate Instruments                14.3%
Put Bonds                             11.0%
Variable-Rate Demand Notes            74.6%

               [END CHART]

                 PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL
                 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-14.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

--------------------------------------------------------------------------------
                        CUMULATIVE PERFORMANCE OF $10,000
--------------------------------------------------------------------------------

[CHART OF CUMULATIVE PERFORMANCE OF $10,000]

                   USAA FLORIDA
                  TAX-FREE MONEY
                   MARKET FUND
                  --------------
10/1/1993          $10,000.00
Oct-93              10,013.74
Nov-93              10,030.88
Dec-93              10,048.26
Jan-94              10,063.56
Feb-94              10,079.19
Mar-94              10,095.83
Apr-94              10,112.74
May-94              10,134.77
Jun-94              10,153.42
Jul-94              10,171.11
Aug-94              10,194.21
Sep-94              10,217.58
Oct-94              10,241.45
Nov-94              10,267.56
Dec-94              10,298.14
Jan-95              10,325.47
Feb-95              10,353.33
Mar-95              10,384.42
Apr-95              10,414.49
May-95              10,451.50
Jun-95              10,481.11
Jul-95              10,509.63
Aug-95              10,540.59
Sep-95              10,570.29
Oct-95              10,602.64
Nov-95              10,633.87
Dec-95              10,665.87
Jan-96              10,697.25
Feb-96              10,723.49
Mar-96              10,749.20
Apr-96              10,779.53
May-96              10,810.45
Jun-96              10,836.38
Jul-96              10,865.06
Aug-96              10,893.68
Sep-96              10,923.46
Oct-96              10,952.58
Nov-96              10,980.07
Dec-96              11,011.29
Jan-97              11,039.69
Feb-97              11,065.87
Mar-97              11,093.53
Apr-97              11,123.96
May-97              11,156.02
Jun-97              11,189.19
Jul-97              11,220.38
Aug-97              11,248.26
Sep-97              11,281.39
Oct-97              11,312.89
Nov-97              11,343.07
Dec-97              11,377.90
Jan-98              11,407.05
Feb-98              11,433.20
Mar-98              11,463.51
Apr-98              11,496.90
May-98              11,528.56
Jun-98              11,562.02
Jul-98              11,591.72
Aug-98              11,621.19
Sep-98              11,651.61
Oct-98              11,680.73
Nov-98              11,709.57
Dec-98              11,738.40
Jan-99              11,763.79
Feb-99              11,785.02
Mar-99              11,812.90
Apr-99              11,840.06
May-99              11,868.75
Jun-99              11,900.69
Jul-99              11,927.93
Aug-99              11,958.08
Sep-99              11,988.40
Oct-99              12,017.44
Nov-99              12,051.93
Dec-99              12,086.99
Jan-00              12,117.61
Feb-00              12,148.72
Mar-00              12,183.42
Apr-00              12,217.11
May-00              12,265.96
Jun-00              12,304.71
Jul-00              12,342.34
Aug-00              12,381.34
Sep-00              12,419.23
Oct-00              12,462.47
Nov-00              12,503.09
Dec-00              12,540.65
Jan-01              12,574.25
Feb-01              12,607.57
Mar-01              12,639.34
Apr-01              12,678.77
May-01              12,713.12
Jun-01              12,740.62
Jul-01              12,766.88
Aug-01              12,789.21
Sep-01              12,808.39
Oct-01              12,829.41
Nov-01              12,846.43
Dec-01              12,858.54
Jan-02              12,868.51
Feb-02              12,879.00
Mar-02              12,890.17
Apr-02              12,902.72
May-02              12,917.28
Jun-02              12,928.38
Jul-02              12,939.28
Aug-02              12,951.08
Sep-02              12,961.40
Oct-02              12,974.57
Nov-02              12,986.84
Dec-02              12,996.42
Jan-03              13,003.84
Feb-03              13,011.26
Mar-03              13,019.58

        [END CHART]

                DATA SINCE INCEPTION ON 10/1/93 THROUGH 3/31/03.

                The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Florida Tax-Free Money Market Fund.

                Past performance is no guarantee of future results, and the value of your investment will vary according to the Fund's performance. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

                NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA FLORIDA TAX-FREE MONEY MARKET FUND

                 The Fund completed its fiscal year on March 31, 2003. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, after the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no realized long-term capital gain distributions for the year ended March 31, 2003.

8

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

                 USAA FLORIDA TAX-FREE MONEY MARKET FUND:

                 We have audited the accompanying statement of assets and liabilities of USAA Florida Tax-Free Money Market Fund (a portfolio of USAA State Tax-Free Trust), including the portfolio of investments, as of March 31, 2003, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2002, and the financial highlights for each of the periods presented through March 31, 2002, were audited by other auditors, whose report dated May 3, 2002, expressed an unqualified opinion on the statement and financial highlights.

                 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                 In our opinion, the 2003 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Florida Tax-Free Money Market Fund at March 31, 2003, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 May 2, 2003

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2003

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2003

                 (PRE)    Prerefunded to a date prior to maturity.
                 (LOC)    Enhanced by a bank letter of credit.
                 (LIQ)    Enhanced by a bank or nonbank liquidity agreement.
                 (NBGA)   Enhanced by a nonbank guarantee agreement.
                 (INS) Scheduled principal and interest payments are insured by one of the following companies: Financial Guaranty Insurance Co., Financial Security
                          Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                  COP     Certificate of Participation
                  CP      Commercial Paper
                  GO      General Obligation
                  IDA     Industrial Development Authority/Agency
                  IDRB    Industrial Development Revenue Bond
                  MERLOT  Municipal Exempt Receipts-Liquidity Optional
                             Tender
                  MFH     Multifamily Housing
                  MLO     Municipal Lease Obligation
                  PCRB    Pollution Control Revenue Bond
                  RB      Revenue Bond
                  TAN     Tax Anticipation Note

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                      COUPON           FINAL
   AMOUNT     SECURITY                                           RATE        MATURITY          VALUE
----------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (74.6%)

              FLORIDA (68.2%)
$     930     Brevard County Mental Health Facilities RB,
               Series 1994C (LOC)                                1.25%      1/01/2010      $     930
    1,100     Broward County Education Research and
               Training Auth. IDRB, Series 1997 (LOC)            1.20       8/01/2004          1,100
    1,935     Broward County Housing Finance Auth.
               MFH RB, Series 1999 (LOC)                         1.15      11/01/2007          1,935
    2,705     Clay County Housing Finance Auth. MFH RB,
               Series 2001B (NBGA)                               1.15      11/01/2014          2,705
    2,400     Dade County IDA RB, Series 1982                    1.65      11/15/2017          2,400
    5,000     Department of Juvenile Justice
               Certificate of Lease (MLO), Series
               1998, MERLOT, Series 2000 000 (LIQ) (INS)(a)      1.26       6/15/2019          5,000
    1,400     Halifax Hospital Medical Center RB,
               Series 1998 (LOC)                                 1.15      12/01/2013          1,400
   12,000     Housing Finance Agency MFH RB,
               Series 1991E (LOC)                                1.25      10/01/2005         12,000
              Jacksonville Hospital RB,
    5,000      Series 1988 (LOC)                                 1.25       2/01/2018          5,000
    5,000      Series 1989 (LOC)                                 1.25       2/01/2019          5,000
              Lee County IDA Health Care RB,
    3,965      Series 1999 (LOC)                                 1.16      12/01/2029          3,965
    3,750      Series 2002 (LOC)                                 1.15      11/01/2032          3,750
    1,980     Lee Memorial Health System Hospital RB,
               Series 1995A                                      1.20       4/01/2025          1,980
    1,800     Marion County Hospital District RB,
               Series 2000 (LOC)                                 1.20      10/01/2030          1,800
    2,450     Martin County PCRB, Series 2000                    1.25       7/15/2022          2,450
      545     Orange County Health Facilities Auth. RB,
               Series 1998 (LOC)                                 1.20      11/01/2028            545
              Orange County IDA RB,
      575      Series 1989 (LOC)                                 1.40       2/01/2009            575
    1,800      Series 1998 (LOC)                                 1.22      10/01/2018          1,800
    3,940      Series 2000A (LOC)                                1.22       3/01/2025          3,940
    5,480     Orange County Sales Tax RB,
               Series 2002B, ABN AMRO Muni Tops
               Certificates Trust, Series 2002-27 (LIQ)(INS)(a)  1.21       1/01/2011          5,480
              Putnam County Development Auth. RB,
    3,110      Series 1984H-1 (NBGA)                             1.35       3/15/2014          3,110
    3,105      Series 1984H-2 (NBGA)                             1.35       3/15/2014          3,105

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                       COUPON          FINAL
   AMOUNT      SECURITY                                           RATE       MATURITY       VALUE
-------------------------------------------------------------------------------------------------

$   7,100     Sarasota County Public Hospital Board RB,
               Series 2003A                                       1.35%     7/01/2037    $  7,100
    4,400     St. Petersburg Health Facilities Auth. RB,
               Series 1999 (LOC)                                  1.25      1/01/2024       4,400
    4,150     Wauchula IDA RB, Series 1993 (LOC)                  1.15     12/01/2013       4,150

              IDAHO (3.2%)
    4,000     American Falls Reservoir District RB,
               Series 2000                                        2.65      2/01/2025       4,000

              ILLINOIS (3.2%)
    4,000     Development Finance Auth. PCRB,
               Series 1985 (LOC)                                  2.30     12/01/2008       4,000
                                                                                         --------
              Total variable-rate demand notes (cost: $93,620)                             93,620
                                                                                         --------

              PUT BONDS (11.0%)

              FLORIDA
    3,800     Jacksonville CP PCRB, Series 1992                   1.10      5/01/2027       3,800
              Putnam County Development Auth. PCRB,
    3,000      Series 1984D (NBGA)                                1.45     12/15/2009       3,000
    2,000      Series 1984H-3 (NBGA)                              1.25      3/15/2014       2,000
              Sarasota County Public Hospital CP, Notes
    3,000      Series 1996A                                       1.20     10/01/2028       3,000
    2,000      Series 1996A                                       1.15     10/01/2008       2,000
                                                                                         --------
              Total put bonds (cost: $13,800)                                              13,800
                                                                                         --------

              FIXED-RATE INSTRUMENTS (14.3%)

              FLORIDA (11.9%)
    4,000     Broward County Sales Tax Revenue CP Notes,
               Series A                                           1.20      5/06/2003       4,000
      400     Indian River County School District GO,
               Series 2002 (INS)                                  2.50      4/01/2003         400
    5,000     Jacksonville Electric Auth. CP Notes,
               Series C1                                          1.10      5/07/2003       5,000
    1,000     Kissimmee Utility Auth. CP Notes,
               Series 2000B                                       1.10      8/20/2003       1,000
    1,500     Miami Dade County School District TAN,
               Series 2002                                        2.75      6/26/2003       1,504
    1,000     Palm Beach County School Board COP (MLO),
              Series 2002A (INS)                                  3.00      8/01/2003       1,005

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                       COUPON          FINAL
   AMOUNT     SECURITY                                            RATE       MATURITY       VALUE
-------------------------------------------------------------------------------------------------
$     680     Palm Beach County Senior Health and
               Housing Facilities RB, Series 2002 (INS)           3.00%    12/01/2003    $    685
    1,300     Turtle Run Community Development
               District RB, Series 1993 (PRE)                     6.40      5/01/2011       1,305

              CALIFORNIA (2.4%)
    3,000     State GO, CP                                        1.17      4/14/2003       3,000
                                                                                         --------
              Total fixed-rate instruments (cost: $17,899)                                 17,899
                                                                                         --------

              TOTAL INVESTMENTS (COST: $125,319)                                         $125,319
                                                                                         ========

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2003

                                                           % OF
PORTFOLIO SUMMARY BY CONCENTRATION                   NET ASSETS
-------------------------------------------------------------------
Hospital                                                   23.8%
Electric Utilities                                         17.1
Multifamily Housing                                        13.3
Sales Tax                                                   7.5
Appropriated Debt                                           4.8
Electric/Gas Utility                                        4.8
Education                                                   4.6
Buildings                                                   4.2
Nursing/CCRC                                                4.0
Community Service                                           3.5
Automobile Manufacturers                                    3.2
General Obligation                                          2.7
Data Processing Services                                    1.9
Health Miscellaneous                                        1.9
Real Estate Tax/Fee                                         1.2
Escrowed/Prerefunded Bonds                                  1.0
Other                                                       0.4
                                                           ----
Total                                                      99.9%
                                                           ====

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security. Security is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and as such is generally deemed by the Manager to be liquid under guidelines approved by the Board of Trustees.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2003

ASSETS

      Investments in securities (valued at amortized cost)               $125,319
      Cash                                                                    280
      Receivables:
         Capital shares sold                                                  150
         Interest                                                             260
                                                                         --------
              Total assets                                                126,009
                                                                         --------
LIABILITIES

      Capital shares redeemed                                                 451
      USAA Investment Management Company                                       37
      USAA Transfer Agency Company                                              5
      Accounts payable and accrued expenses                                    47
      Dividends on capital shares                                               4
                                                                         --------
              Total liabilities                                               544
                                                                         --------
                 Net assets applicable to capital shares outstanding     $125,465
                                                                         ========
NET ASSETS CONSIST OF:

      Paid-in capital                                                    $125,465
                                                                         ========
      Capital shares outstanding, unlimited number of shares
         authorized, $.001 par value                                      125,465
                                                                         ========

      Net asset value, redemption price, and offering price per share    $   1.00
                                                                         ========

      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
YEAR ENDED MARCH 31, 2003

NET INVESTMENT INCOME

   Interest income                                                 $2,001
                                                                   ------
   Expenses:
      Management fees                                                 435
      Administrative and servicing fees                               127
      Transfer agent's fees                                            65
      Custodian's fees                                                 52
      Postage                                                           4
      Shareholder reporting fees                                        5
      Trustees' fees                                                   16
      Professional fees                                                44
      Other                                                             5
                                                                   ------
          Total expenses                                              753
      Expenses paid indirectly                                         (2)
                                                                   ------
          Net expenses                                                751
                                                                   ------
               Net investment income                               $1,250
                                                                   ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
YEARS ENDED MARCH 31,

FROM OPERATIONS                                             2003         2002
                                                        ---------------------
      Net investment income                             $  1,250     $  2,480
                                                        ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

      Net investment income                               (1,250)      (2,480)
                                                        ---------------------
FROM CAPITAL SHARE TRANSACTIONS

      Proceeds from shares sold                          193,780      219,056
      Dividend reinvestments                               1,175        2,308
      Cost of shares redeemed                           (197,673)    (207,374)
                                                        ---------------------
         Increase (decrease) in net assets from
             capital share transactions                   (2,718)      13,990
                                                        ---------------------
      Net increase (decrease) in net assets               (2,718)      13,990

NET ASSETS

      Beginning of period                                128,183      114,193
                                                        ---------------------
      End of period                                     $125,465     $128,183
                                                        =====================
CHANGE IN SHARES OUTSTANDING

      Shares sold                                        193,780      219,056
      Shares issued for dividends reinvested               1,175        2,308
      Shares redeemed                                   (197,673)    (207,374)
                                                        ---------------------
         Increase (decrease) in shares outstanding        (2,718)      13,990
                                                        =====================

      SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

            USAA Tax-Free Trust (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware statutory trust consisting of two separate funds. The information presented in this annual report pertains only to the USAA Florida Tax-Free Money Market Fund (the Fund). The Fund's investment objective is to provide Florida investors with a high level of current interest income that is exempt from federal income taxes and shares that are exempt from the Florida intangible personal property tax, with a further objective of preserving capital and maintaining liquidity.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Pursuant to SEC Rule 2a-7, securities in the Fund are stated
                    at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 2. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2003

                 the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities. The Fund concentrates its investments in Florida tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with the Fund's custodian bank and transfer agent, credits, if any, realized as a result of uninvested cash balances are used to reduce the Fund's custodian fees. For the year ended March 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $2,000.

              E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2003

         availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended March 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended March 31, 2003 and 2002, was as follows:

                                                         2003             2002
                                                   ---------------------------
         Tax-exempt income                         $1,250,000       $2,480,000

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2003

         As of March 31, 2003, the component of net assets representing distributable earnings on a tax basis was as follows:

         Undistributed net investment income                              $4,000

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, for the year ended March 31, 2003, were $451,656,000 and $453,732,000, respectively.

         The cost of securities at March 31, 2003, for federal income tax purposes, was $125,319,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. Management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Florida Tax-Free Income and USAA Florida Tax-Free Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets. For the year ended March 31, 2003, the Fund incurred total management fees, paid or payable to the Manager,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2003

                    of $435,000, resulting in an effective management fee of 0.34% of the Fund's average net assets.

                 B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.10% of the Fund's average net assets. For the year ended March 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $127,000.

                 C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                    USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended March 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $65,000.

                 D. UNDERWRITING SERVICES - The Manager provides exclusive
                    underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2003

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended March 31, 2003, in accordance with affiliated transactions procedures approved by the Trust's Board of Trustees, security transactions were executed between the Fund, as buyer, and the USAA Florida Tax-Free Income Fund, as seller, at the then-current market price with no brokerage commissions incurred. For these trades, the Fund incurred purchase costs of $1,353,000, and the USAA Florida Tax-Free Income Fund incurred realized gains of $55,000 on the sales.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2003

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                              YEAR ENDED MARCH 31,
                                                ---------------------------------------------------------------------------
                                                      2003             2002               2001           2000          1999
                                                ---------------------------------------------------------------------------
Net asset value at beginning of period          $     1.00       $     1.00         $     1.00     $     1.00     $    1.00
Income from investment operations:
      Net investment income                            .01              .02                .04            .03           .03
Less distributions:
      From net investment income                      (.01)            (.02)              (.04)          (.03)         (.03)
                                                ---------------------------------------------------------------------------
Net asset value at end of period                $     1.00       $     1.00         $     1.00     $     1.00     $    1.00
                                                ===========================================================================
Total return (%)*                                     1.00             1.98               3.75           3.14          3.05
Net assets at end of period (000)               $  125,465       $  128,183         $  114,193     $  111,795     $  98,616
Ratio of expenses to average net assets (%)**          .59(a)           .58(a,b)           .50            .50           .50
Ratio of expenses to average net assets
      excluding reimbursements (%)**                   N/A              .59(a)             .53            .53           .51
Ratio of net investment income
      to average net assets (%)**                      .99             1.91               3.69           3.13          3.00

 * Assumes reinvestment of all dividend income distributions during the period. ** For year ended March 31, 2003, average net assets were $126,545,000.
(a) Reflects total expenses excluding any fee-offset arrangements, which had no impact on these ratios.
(b) Prior to August 1, 2001, the Manager had voluntarily agreed to limit the Fund's expense ratio to 0.50% of the Fund's average annual net assets.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA FLORIDA TAX-FREE MONEY MARKET FUND
MARCH 31, 2003

(9) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended March 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on October 1, 1993. From that date through the fiscal year ended March 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

 D I R E C T O R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of seven Directors and six Officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of March 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

28

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946
                 Year of Election or Appointment: 1996

                 Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                 CHRISTOPHER W. CLAUS(2)
                 Director, President, and Vice Chairman of the Board of
                   Directors
                 Born: December 1960
                 Year of Election or Appointment: 2001

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN(3, 4, 5, 6)
                 Director
                 Born: June 1945
                 Year of Election or Appointment: 1994

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D.(3, 4, 5, 6)
                 Director
                 Born: July 1946
                 Year of Election or Appointment: 1997

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR(3, 4, 5, 6)
                 Director
                 Born: August 1945
                 Year of Election or Appointment: 2000

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

30

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                         LAURA T. STARKS, PH.D.(3, 4, 5, 6)
                         Director
                         Born: February 1950
                         Year of Election or Appointment: 2000

                         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                         RICHARD A. ZUCKER(2, 3, 4, 5, 6)
                         Director
                         Born: July 1943
                         Year of Election or Appointment: 1992

                         Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                         (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                             INVESTMENT MANAGEMENT COMPANY OR AFFILIATED
                             COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                         (2) MEMBER OF EXECUTIVE COMMITTEE

                         (3) MEMBER OF AUDIT COMMITTEE

                         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS
                             THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN
                             ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
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                 CLIFFORD A. GLADSON
                 Vice President
                 Born: November 1950
                 Year of Appointment: 2002

                 Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 STUART WESTER
                 Vice President
                 Born: June 1947
                 Year of Appointment: 2002

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 MARK S. HOWARD
                 Secretary
                 Born: October 1963
                 Year of Appointment: 2002

                 Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Secretary and Counsel, IMCO (12/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

                 EILEEN M. SMILEY
                 Assistant Secretary
                 Born: November 1959
                 Year of Appointment: 2003

                 Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

32

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960
                 Year of Appointment: 2001

                 Senior Vice President, Life/IMCO/Financial Planning Services, Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes also holds the Officer position of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960
                 Year of Appointment: 2000

                 Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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34

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

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

 INDEPENDENT AUDITORS        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
    USAA TOUCHLINE(R)        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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                                                                   Paper
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